Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Enhanced Multi-Strategy Income Managed Accounts Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is total return,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, and other short-term securities. In addition, the Portfolio may invest a substantial portion of its assets in mortgage-backed securities, including U.S. agency mortgage backed securities and commercial mortgage backed securities, and asset-backed securities. The Portfolio may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity).

The Portfolio may invest up to 50% of its net assets in securities that are rated below investment grade or securities that are unrated but deemed by the portfolio managers to be of equivalent quality. Such securities are commonly referred to as “high-yield” securities or “junk bonds”, which includes U.S. and non-U.S. high yield corporate bonds and securities. The Portfolio may invest up to 25% of its net assets in the debt of non-U.S. issuers, including up to 25% of its net assets in obligations of non-U.S. entities that are located in emerging markets. These limits apply only at the time of any specific new investments.

Under normal market conditions, the portfolio managers expect the Portfolio to maintain an intermediate term average duration, which will generally fall within four to seven years.

The Portfolio may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including interest rate swaps, currency swaps, total return swaps, and credit default swaps; and options on swap agreements. The Portfolio may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Portfolio or for speculative purposes in an effort to increase the Portfolio’s yield or to enhance returns. The Portfolio may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the Portfolio is primarily seeking to enhance returns, rather than offset the risk of other positions.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price and yield of this Portfolio will change daily, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Portfolio’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Portfolio as well as the Portfolio’s ability to pursue its investment objective through the use of such instruments.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the Portfolio’s share price, and it may have an adverse impact on performance unless the sub-adviser correctly predicts mortgage prepayments and interest rates.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Portfolio. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Portfolio’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Market Risk—The market values of the Portfolio’s investments may decline, at times sharply and unpredictably.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Portfolio’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this Portfolio will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the Portfolio’s performance from year to year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2011, the Portfolio’s highest and lowest quarterly returns were 10.51% and -2.75%, respectively, for the quarters ended September 30, 2009 and June 30, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Portfolio shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Portfolio’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Portfolio shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.63%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.63%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_ExpenseExampleNoRedemptionYear01	none
3 Years	rr_ExpenseExampleNoRedemptionYear03	none
5 Years	rr_ExpenseExampleNoRedemptionYear05	none
10 Years	rr_ExpenseExampleNoRedemptionYear10	none
2008	rr_AnnualReturn2008	4.50%	[3]
2009	rr_AnnualReturn2009	24.40%	[3]
2010	rr_AnnualReturn2010	14.56%	[3]
2011	rr_AnnualReturn2011	5.05%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	12.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Return After Taxes on Distributions | Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Return After Taxes on Distributions and Sale of Shares | Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Barclays Credit/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%

[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
[3]	Year-to-date total return as of September 30, 2012 was 11.71%.